Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
One of the key principles by which we govern our executive compensation program is to support a strong performance culture through short-term and long-term variable compensation. In 2023, performance-based compensation represented 83% or more of each of our named executive officers’ target total direct compensation. As a result of this weighting toward variable, performance-based compensation, the financial performance of the Company, including stock performance, plays an integral role in determining the compensation actually paid to each of our named executive officers each year.

					Value of Initial Fixed $100 Investment Based on
Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2) (e)	Total Shareholder Return (3) (f)	Peer Group Total Shareholder Return (3) (g)	Net Income (h)	Adjusted EPS Growth as Further Adjusted for Executive Compensation Purposes (4) (i)
2023	19,054,956	31,181,865	7,172,630	11,156,213	257	175	3,756.0	18.8%
2022	30,924,435	23,167,779	8,088,411	8,272,370	221	157	3,050.0	14.6%
2021	21,519,703	89,772,223	6,997,689	21,130,889	229	175	3,143.0	20.5%
2020	19,695,980	19,045,490	6,256,705	5,992,046	152	130	2,016.0	7.5%

(1)
In 2023, John Q. Doyle was our Principal Executive Officer (PEO) and in 2020, 2021 and 2022, Daniel S. Glaser was our Principal Executive Officer. Our other NEOs consisted of (i) for 2020 and 2021: Mark C. McGivney, John Q. Doyle, Peter C. Hearn and Martine Ferland; (ii) for 2022: Mark C. McGivney, John Q. Doyle, Martin C. South and Martine Ferland and (iii) for 2023: Mark C. McGivney, Martin C. South, Martine Ferland and Dean M. Klisura.

(2)
Represents the amount of “Compensation Actually Paid” to our NEOs as computed in accordance with Item 402(v) or Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to our NEOs during the applicable year. The following tables show the amounts deducted from and added to the Summary Compensation Table total for the PEO and for the average Summary Compensation Table Total for non-PEO NEOs. The compensation actually paid shown for 2020 and 2022 differs from the numbers reported in our 2023 proxy statement in light of changes to the individuals in our non-PEO group in 2020 and 2022 and a related update in our calculation methodology for the change in fair value of prior year awards.

PEO
Fiscal Year	PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to PEO Summary Compensation Table Total (b)	PEO Compensation Actually Paid
2023	19,054,956	(11,325,102)	0	23,452,011	31,181,865

2022	30,924,435	(21,613,490)	0	13,856,834	23,167,779

2021	21,519,703	(12,778,669)	0	81,031,189	89,772,223

2020	19,695,980	(11,927,984)	(394,740)	11,672,235	19,045,490

Average Non-PEO NEOs
Fiscal Year	Average Non-PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to Average Non-PEO Summary Compensation Table Total (b)	Average Non-PEO Compensation Actually Paid
2023	7,172,630	(2,652,800)	(29,056)	6,665,439	11,156,213

2022	8,088,411	(3,308,939)	0	3,492,898	8,272,370

2021	6,997,689	(2,709,151)	(641)	16,842,992	21,130,889

2020	6,256,705	(2,541,224)	(53,245)	2,329,810	5,992,046

(a)
Includes the grant date fair value of stock awards and option awards, computed in accordance with FASB ASC Topic 718, as well as the aggregate change in the actuarial present value of the NEOs accumulated benefit under the Company’s defined benefit pension plans.

(b)
Includes the value of equity awards, calculated in accordance with Item 402(v) of Regulation S-K. The equity component of CAP is further detailed in the tables below for the Company’s PEO and average non-PEO NEOs, for fiscal year 2023. We did not report a service cost for the Company’s pension plans.

PEO

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year- End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments
2023	20,058,065	(5,651,484)	8,877,840	167,590	23,452,011
2022	23,997,969	(38,016,232)	27,462,921	412,176	13,856,834
2021	38,469,858	25,484,101	16,789,718	287,512	81,031,189
2020	10,984,767	(22,729,414)	23,035,108	381,775	11,672,235
Average Non-PEO NEOs

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year- End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments
2023	4,698,499	(2,541,694)	4,425,065	83,569	6,665,439
2022	5,307,162	(7,105,187)	5,198,788	92,134	3,492,898
2021	8,155,842	5,887,063	2,751,608	48,479	16,842,992
2020	2,340,307	(3,769,347)	3,681,854	76,996	2,329,810

(3)
Reflects cumulative total stockholder return assuming $100 invested in the Company’s common stock versus the S&P 500
®
Financial index on December 31, 2019 with dividends reinvested. The peer group used for this purpose is the S&P 500
®
Financial index.

(4)
Adjusted EPS as further adjusted for executive compensation purposes is a non-GAAP measure. For the definition, please refer to the “Definitions of Financial Performance Measures” section on page 49 of the Compensation Discussion and Analysis.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	NEOs consisted of (i) for 2020 and 2021: Mark C. McGivney, John Q. Doyle, Peter C. Hearn and Martine Ferland; (ii) for 2022: Mark C. McGivney, John Q. Doyle, Martin C. South and Martine Ferland and (iii) for 2023: Mark C. McGivney, Martin C. South, Martine Ferland and Dean M. Klisura.
Peer Group Issuers, Footnote	Reflects cumulative total stockholder return assuming $100 invested in the Company’s common stock versus the S&P 500
®
Financial index on December 31, 2019 with dividends reinvested. The peer group used for this purpose is the S&P 500
®
	Financial index.
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “Compensation Actually Paid” to our NEOs as computed in accordance with Item 402(v) or Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to our NEOs during the applicable year. The following tables show the amounts deducted from and added to the Summary Compensation Table total for the PEO and for the average Summary Compensation Table Total for non-PEO NEOs. The compensation actually paid shown for 2020 and 2022 differs from the numbers reported in our 2023 proxy statement in light of changes to the individuals in our non-PEO group in 2020 and 2022 and a related update in our calculation methodology for the change in fair value of prior year awards.

PEO
Fiscal Year	PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to PEO Summary Compensation Table Total (b)	PEO Compensation Actually Paid
2023	19,054,956	(11,325,102)	0	23,452,011	31,181,865

2022	30,924,435	(21,613,490)	0	13,856,834	23,167,779

2021	21,519,703	(12,778,669)	0	81,031,189	89,772,223

2020	19,695,980	(11,927,984)	(394,740)	11,672,235	19,045,490
(a)
Includes the grant date fair value of stock awards and option awards, computed in accordance with FASB ASC Topic 718, as well as the aggregate change in the actuarial present value of the NEOs accumulated benefit under the Company’s defined benefit pension plans.

(b)
Includes the value of equity awards, calculated in accordance with Item 402(v) of Regulation S-K. The equity component of CAP is further detailed in the tables below for the Company’s PEO and average non-PEO NEOs, for fiscal year 2023. We did not report a service cost for the Company’s pension plans.

PEO

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year- End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments
2023	20,058,065	(5,651,484)	8,877,840	167,590	23,452,011
2022	23,997,969	(38,016,232)	27,462,921	412,176	13,856,834
2021	38,469,858	25,484,101	16,789,718	287,512	81,031,189
2020	10,984,767	(22,729,414)	23,035,108	381,775	11,672,235

Non-PEO NEO Average Total Compensation Amount	$ 7,172,630	$ 8,088,411	$ 6,997,689	$ 6,256,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,156,213	8,272,370	21,130,889	5,992,046
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents the amount of “Compensation Actually Paid” to our NEOs as computed in accordance with Item 402(v) or Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to our NEOs during the applicable year. The following tables show the amounts deducted from and added to the Summary Compensation Table total for the PEO and for the average Summary Compensation Table Total for non-PEO NEOs. The compensation actually paid shown for 2020 and 2022 differs from the numbers reported in our 2023 proxy statement in light of changes to the individuals in our non-PEO group in 2020 and 2022 and a related update in our calculation methodology for the change in fair value of prior year awards.

Average Non-PEO NEOs
Fiscal Year	Average Non-PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to Average Non-PEO Summary Compensation Table Total (b)	Average Non-PEO Compensation Actually Paid
2023	7,172,630	(2,652,800)	(29,056)	6,665,439	11,156,213

2022	8,088,411	(3,308,939)	0	3,492,898	8,272,370

2021	6,997,689	(2,709,151)	(641)	16,842,992	21,130,889

2020	6,256,705	(2,541,224)	(53,245)	2,329,810	5,992,046
(a)
Includes the grant date fair value of stock awards and option awards, computed in accordance with FASB ASC Topic 718, as well as the aggregate change in the actuarial present value of the NEOs accumulated benefit under the Company’s defined benefit pension plans.

(b)
Includes the value of equity awards, calculated in accordance with Item 402(v) of Regulation S-K. The equity component of CAP is further detailed in the tables below for the Company’s PEO and average non-PEO NEOs, for fiscal year 2023. We did not report a service cost for the Company’s pension plans.

Average Non-PEO NEOs

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year- End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments
2023	4,698,499	(2,541,694)	4,425,065	83,569	6,665,439
2022	5,307,162	(7,105,187)	5,198,788	92,134	3,492,898
2021	8,155,842	5,887,063	2,751,608	48,479	16,842,992
2020	2,340,307	(3,769,347)	3,681,854	76,996	2,329,810

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures (3 to 7 metrics without ranking)
TSR
Adjusted EPS as further adjusted for executive compensation purposes
Operating NOI growth

Total Shareholder Return Amount	$ 257	221	229	152
Peer Group Total Shareholder Return Amount	175	157	175	130
Net Income (Loss)	$ 3,756,000,000	$ 3,050,000,000	$ 3,143,000,000	$ 2,016,000,000
Company Selected Measure Amount	0.188	0.146	0.205	0.075
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS as further adjusted for executive compensation purposes
Non-GAAP Measure Description	Adjusted EPS as further adjusted for executive compensation purposes is a non-GAAP measure. For the definition, please refer to the “Definitions of Financial Performance Measures” section on page 49 of the Compensation Discussion and Analysis.
Measure:: 3
Pay vs Performance Disclosure
Name	Operating NOI growth
John Q. Doyle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,054,956
PEO Actually Paid Compensation Amount	$ 31,181,865
PEO Name	John Q. Doyle
Daniel S. Glaser [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 30,924,435	$ 21,519,703	$ 19,695,980
PEO Actually Paid Compensation Amount		$ 23,167,779	$ 89,772,223	$ 19,045,490
PEO Name		Daniel S. Glaser	Daniel S. Glaser	Daniel S. Glaser
PEO | John Q. Doyle [Member] | Fair Value of Equity Awards Granted During Fiscal Year Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,325,102)
PEO | John Q. Doyle [Member] | Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Q. Doyle [Member] | Adjustments to Peo Sct Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,452,011
PEO | John Q. Doyle [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,058,065
PEO | John Q. Doyle [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,651,484)
PEO | John Q. Doyle [Member] | Change in Fair Value (from Prior YearEnd) of Prior Year Awards that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,877,840
PEO | John Q. Doyle [Member] | Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,590
PEO | John Q. Doyle [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,452,011
PEO | Daniel S. Glaser [Member] | Fair Value of Equity Awards Granted During Fiscal Year Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (21,613,490)	$ (12,778,669)	$ (11,927,984)
PEO | Daniel S. Glaser [Member] | Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(394,740)
PEO | Daniel S. Glaser [Member] | Adjustments to Peo Sct Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,856,834	81,031,189	11,672,235
PEO | Daniel S. Glaser [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,997,969	38,469,858	10,984,767
PEO | Daniel S. Glaser [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(38,016,232)	25,484,101	(22,729,414)
PEO | Daniel S. Glaser [Member] | Change in Fair Value (from Prior YearEnd) of Prior Year Awards that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		27,462,921	16,789,718	23,035,108
PEO | Daniel S. Glaser [Member] | Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		412,176	287,512	381,775
PEO | Daniel S. Glaser [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,856,834	81,031,189	11,672,235
Non-PEO NEO | Fair Value of Equity Awards Granted During Fiscal Year Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,652,800)	(3,308,939)	(2,709,151)	(2,541,224)
Non-PEO NEO | Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,056)	0	(641)	(53,245)
Non-PEO NEO | Adjustments to Peo Sct Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,665,439	3,492,898	16,842,992	2,329,810
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,698,499	5,307,162	8,155,842	2,340,307
Non-PEO NEO | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,541,694)	(7,105,187)	5,887,063	(3,769,347)
Non-PEO NEO | Change in Fair Value (from Prior YearEnd) of Prior Year Awards that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,425,065	5,198,788	2,751,608	3,681,854
Non-PEO NEO | Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,569	92,134	48,479	76,996
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,665,439	$ 3,492,898	$ 16,842,992	$ 2,329,810